Note 19 - Inventory - Changes in Impairment Losses on Inventory (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Effects of movements in foreign exchange in the balance sheet	R$ (0.2)	R$ (3.2)
Write-off	286.6	299.6
Inventory provision [member]
Statement Line Items [Line Items]
At December 31, 2020	(141.1)
Effects of movements in foreign exchange in the balance sheet	(2.0)
Provisions	(191.6)
Write-off	176.9
At December 31, 2021	R$ (157.8)	R$ (141.1)